Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Common Share	The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2022		2023		2024
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	29,510,928	29,510,928	71,134,002	71,134,002	50,157,772	50,157,772
Less: Cumulative dividends on preferred shares	(1,740,983)	(1,740,983)	(2,130,254)	(1,740,983)	(1,740,983)	(1,740,983)
Less: Deemed dividend on warrant inducement (Note 8)	(2,943,675)	(2,943,675)	—	—	—	—
Less: Deemed divided from conversion of the Series C Preferred Shares (Note 9)	—	—	(6,507,789)	—	—	—
Less: Undistributed earnings allocated to non-vested shares	(61,906)	(61,720)	(2,508,399)	(2,276,360)	(2,311,172)	(2,105,141)

Net income attributable to common shareholders	24,764,364	24,764,550	59,987,560	67,116,659	46,105,617	46,311,648
Denominator
Weighted average number of shares outstanding, basic	8,559,000	8,559,000	18,601,539	18,601,539	29,933,920	29,933,920

Options to purchase common shares (Note 10)	—	—	—	97,318	—	323,283
Warrants (Note 8)	—	34,575	—	—	—	2,753,216
Series C Preferred Shares (Note 9)	—	—	—	4,234,814	—	—

Effect of dilutive shares	—	34,575	—	4,332,132	—	3,076,499

Weighted average number of shares outstanding, diluted	—	8,593,575	—	22,933,671	—	33,010,419

Earnings per share	2.89	2.88	3.22	2.93	1.54	1.40